RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2022
Related Party Transactions And Balances

11. RELATED PARTY TRANSACTIONS AND BALANCES

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

(a)	Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel for the three and nine months ended September 30, 2022 and 2021 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Salaries, benefits, and consulting fees	$237	$243	$975	$742
Share-based payments	427	230	1,251	1,133
	$664	$473	$2,226	$1,875

(b)	Amounts due to/from related parties

In the normal course of operations the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand.

The following table summarizes the amounts were due to related parties:

	September 30, 2022	December 31, 2021
Oniva International Services Corp.	$99	$107
Directors	31	56
Silver Wolf Exploration	(58)	-
	$72	$163

For services provided to the Company as President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by David Wolfin, the Company’s president and CEO and also a director, for consulting services. For the three and nine months ended September 30, 2022, the Company paid $66 and $263 (September 30, 2021 - $60 and $180 respectively) to ICC.

(c)	Other related party transactions

The Company has a cost sharing agreement with Oniva International Services Corp. (“Oniva”) for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company. David Wolfin, President & CEO, and a director of the Company, is the sole owner of Oniva. The cost sharing agreement may be terminated with one-month notice by either party without penalty.

The transactions with Oniva during the three and nine months ended September 30, 2022 and 2021 are summarized below:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Salaries and benefits	$218	$172	$670	$550
Office and miscellaneous	119	91	325	273
	$337	$263	$995	$823